Cover	Sep. 28, 2026
Cover [Abstract]
Entity Registrant Name	Meridian Holdings Inc./NV
Entity Central Index Key	0001437925
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 28, 2026
Entity File Number	001-41326
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-1814729
Entity Address Address Line 1	3651 Lindell Road
Entity Address Address Line 2	Suite D555
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89103
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	318-7548
Security 12b Title	Common Stock, $0.00001 Par Value Per Share
Trading Symbol	MRDN
Security Exchange Name	NASDAQ